Fair value measurement - Additional Information (Details) - Investments accounted for using equity method - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Growth factor
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Changes to parameters increase percentage	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	€ 2,863	€ (2,284)
Pre-tax discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Changes to parameters increase percentage	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, assets	€ (3,346)	€ 4,188